CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Neuberger Berman Advisers Management Trust (1933 Act File No. 002-88566; 1940 Act File No. 811-04255) (“Registrant”) hereby certifies (a) that the forms of prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 with respect to Guardian Portfolio, International Equity Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Short Duration Bond Portfolio, Socially Responsive Portfolio, and U.S. Equity Index PutWrite Strategy Portfolio, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 79 to the Registrant’s Registration Statement (“Amendment No. 79”), and (b) that Amendment No. 79 was filed electronically.

Dated: May 3, 2017	By: /s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary